Financial Information Related to Operations by Segment (Detail) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2016 USD ($) T	Mar. 31, 2015 USD ($) T	Mar. 31, 2014 USD ($) T
Segment Reporting Information [Line Items]
Revenues	$ 252,132	$ 277,409	$ 328,988	$ 284,963	$ 223,780	$ 291,529	$ 284,808	$ 266,251	$ 1,143,492	$ 1,066,368	$ 898,396
Operating Earnings									273,028	302,301	224,638
Corporate General and Administrative Expense									(37,193)	(30,751)	(24,552)
Acquisition, Litigation and Other Expense										(6,880)
Earnings Before Interest and Income Taxes									235,835	264,670	200,086
Interest Expense, Net									(16,583)	(11,743)	(18,282)
Earnings before Income Taxes	52,322	$ 68,205	$ 42,840	$ 55,885	44,698	$ 77,866	$ 74,577	$ 55,786	219,252	252,927	181,804
Capital Expenditures									89,563	111,573	59,490
Depreciation, Depletion and Amortization									97,105	76,299	70,021
Identifiable Assets	1,883,635				1,880,326				1,883,635	1,880,326	1,511,529
Joint Venture [Member]
Segment Reporting Information [Line Items]
Revenues									(107,458)	(126,220)	(111,393)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									1,324,812	1,258,121	1,071,883
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues									(73,862)	(65,533)	(62,094)
Other, net [Member]
Segment Reporting Information [Line Items]
Operating Earnings									2,328	3,201	1,368
Capital Expenditures										135	249
Identifiable Assets	27,616				23,390				27,616	23,390	31,777
Cement [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									$ 528,499	$ 488,644	$ 438,224
Cement Sales Volume | T									4,778	4,799	4,593
Operating Earnings									$ 137,854	$ 117,527	$ 89,486
Capital Expenditures									20,262	27,086	12,226
Depreciation, Depletion and Amortization									33,400	31,839	31,829
Identifiable Assets	819,994				777,956				$ 819,994	$ 777,956	$ 762,578
Cement [Member] | Operating Segments [Member] | Joint Venture [Member]
Segment Reporting Information [Line Items]
Cement Sales Volume | T									875	1,055	1,013
Operating Earnings									$ 39,083	$ 44,967	$ 37,811
Cement [Member] | Operating Segments [Member] | Wholly-Owned [Member]
Segment Reporting Information [Line Items]
Cement Sales Volume | T									3,903	3,744	3,580
Operating Earnings									$ 98,771	$ 72,560	$ 51,675
Cement [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues									(13,939)	(9,598)	(8,952)
Gypsum Wallboard [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									461,457	437,514	387,016
Operating Earnings									159,352	145,871	114,852
Capital Expenditures									4,832	7,129	4,825
Depreciation, Depletion and Amortization									19,988	20,092	20,981
Identifiable Assets	392,523				403,279				392,523	403,279	412,566
Paperboard [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									149,192	142,690	130,178
Operating Earnings									32,153	31,512	23,610
Capital Expenditures									5,542	1,888	3,354
Depreciation, Depletion and Amortization									8,312	8,251	8,716
Identifiable Assets	127,371				123,519				127,371	123,519	125,045
Paperboard [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues									(59,001)	(55,060)	(52,119)
Oil and Gas Proppants [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									57,591	81,381	19,557
Operating Earnings									(68,466)	(2,546)	(4,890)
Capital Expenditures									40,144	61,484	34,264
Depreciation, Depletion and Amortization									27,227	8,839	1,707
Identifiable Assets	409,497				455,572				409,497	455,572	92,199
Concrete and Aggregates [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									128,073	107,892	96,908
Operating Earnings									9,807	6,736	212
Capital Expenditures									18,783	13,851	4,572
Depreciation, Depletion and Amortization									6,260	5,533	5,205
Identifiable Assets	$ 106,634				$ 96,610				106,634	96,610	87,364
Concrete and Aggregates [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues									(922)	(875)	(1,023)
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization									$ 1,918	$ 1,745	$ 1,583